Earnings per Share - Schedule of Earnings Per Share , Basic and Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	2 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net income attributable to Forgent Power Solutions, Inc. - basic		$ 19,626
Add: Net income impact from assumed redemption of all Opco LLC Interests to common stock		0
Net Income (Loss) Available to Common Stockholders, Diluted, Total		$ 19,626
Denominator:
Weighted average shares of Class A common stock outstanding - basic		233,735
Opco LLC Interests that are exchangeable to common stock		0
Unvested restricted stock units		167
Weighted Average Number of Shares Outstanding, Diluted, Total		233,902
Common Class A [Member]
Denominator:
Weighted average shares of Class A common stock outstanding - basic	233,735
Weighted Average Number of Shares Outstanding, Diluted, Total	233,902
Earnings per share of Class A common stock - basic	$ 0.08	$ 0.08
Earnings per share of Class A common stock - diluted	$ 0.08	$ 0.08